Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Schedule of trade and other receivables

	Thousands of Euros
	31/12/2018	31/12/2017
Trade receivables	289,316	302,685
Receivables from associates (note 31)	382	3,219
Bad debt provision (note 30)	(20,531)	(19,706)
Trade receivables	269,167	286,198
Other receivables (note 30)	9,901	7,485
Personnel	2,082	566
Advance payments (note 30)	35,426	11,181
Taxation authorities, VAT recoverable	42,707	20,105
Other public entities	2,302	1,344
Other receivables	92,418	40,681
Current income tax assets	42,205	59,531
	403,790	386,410